Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 610,232	₨ 585,845
Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	369,334	349,985
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	229,216	221,316
India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,215	30,999
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	350,427	323,659
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144,072	146,190
Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,518	84,997
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	590,589	563,336
IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	362,919	343,809
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	227,670	219,527
IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,579	14,880
IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	349,509	321,547
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141,682	143,950
IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	83,819	82,959
IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,682	14,544
IT Products [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,675	8,154
IT Products [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	918	2,112
IT Products [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,390	2,240
IT Products [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,699	2,038
India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,961	7,965
India State Run Enterprise (ISRE) [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,415	6,176
India State Run Enterprise (ISRE) [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,546	1,789
India State Run Enterprise (ISRE) [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,961	7,965
Rendering of Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	598,550	571,301
Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	590,589	563,336
Rendering of Services [member] | India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,961	7,965
Sales of Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,682	14,544
Sales of Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,682	14,544
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,682	14,544
Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,682	14,544
Banking Financial Services and Insurance (BFSI) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	183,368	173,516
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101,875	89,378
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,493	84,138
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,241	3,868
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,467	98,428
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45,067	46,856
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,593	24,364
Banking Financial Services and Insurance (BFSI) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	183,368	173,516
Healthcare and Lifesciences (Health BU) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77,794	73,942
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,951	53,462
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,843	20,480
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,522	2,295
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,245	57,204
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,540	7,591
Healthcare and Lifesciences (Health BU) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,487	6,852
Healthcare and Lifesciences (Health BU) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77,794	73,942
Consumer Business Unit (CBU) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96,509	88,797
Consumer Business Unit (CBU) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,575	50,425
Consumer Business Unit (CBU) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,934	38,372
Consumer Business Unit (CBU) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,025	1,006
Consumer Business Unit (CBU) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	67,988	59,262
Consumer Business Unit (CBU) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,275	17,636
Consumer Business Unit (CBU) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,221	10,893
Consumer Business Unit (CBU) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96,509	88,797
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,958	72,329
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,084	51,799
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,874	20,530
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,832	1,690
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,315	22,739
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,090	29,795
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,721	18,105
Energy, Natural Resources and Utilities (ENU) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,958	72,329
Technology segment [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,446	76,108
Technology segment [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,733	47,055
Technology segment [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,713	29,053
Technology segment [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	942	1,392
Technology segment [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,092	54,679
Technology segment [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,107	16,441
Technology segment [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,305	3,596
Technology segment [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,446	76,108
Manufacturing Segment [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,859	46,155
Manufacturing Segment [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,793	31,843
Manufacturing Segment [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,066	14,312
Manufacturing Segment [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,908	1,534
Manufacturing Segment [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,327	21,541
Manufacturing Segment [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,547	18,211
Manufacturing Segment [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,077	4,869
Manufacturing Segment [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,859	46,155
Communications (COMM) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,655	32,489
Communications (COMM) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,908	19,847
Communications (COMM) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,747	12,642
Communications (COMM) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,109	3,095
Communications (COMM) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,075	7,694
Communications (COMM) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,056	7,420
Communications (COMM) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,415	14,280
Communications (COMM) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 33,655	₨ 32,489